PREPAID EXPENSES AND OTHER CURRENT ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Prepaid Expenses And Other Current Assets
PREPAID EXPENSES AND OTHER CURRENT ASSETS

Note 3. PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets are summarized below:

	June 30, 2023	December 31, 2022

Prepaid insurance	$104,294	$340,078
Legal and professional	47,200	72,048
Other	128,193	119,773
Total prepaid expenses and other current assets	$279,686	$531,899

Note 3. PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets at December 31, 2022 and 2021, are summarized below:

	December 31,
	2022	2021

Prepaid insurance	$340,078	$16,765
Legal and professional	72,048	55,081
Other	119,773	4,219
Total prepaid expenses and other current assets	$531,899	$76,065